Note 4 - Income Tax Provision (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards	$ 5,250,492		$ 5,050,176	$ 3,940,774
Deferred Tax Assets, Valuation Allowance, Percentage	100.00%	100.00%	100.00%	100.00%
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0